Contingencies and Commitments (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Jun. 30, 2012
2014 - Operating Leases	$ 398,351
2015 - Operating Leases	392,827
2016 - Operating Leases	331,177
2017 - Operating Leases	271,700
2018 - Operating Leases	271,700
Operating Leases Thereafter	407,550
Operating Leases Total minimum lease payments	2,073,305
2014 - Capital Leases	328,116
2015 - Capital Leases	325,306
2016 - Capital Leases	89,925
2017 - Capital Leases	22,481
2018 - Capital Leases	0
Capital Leases Thereafter	0
Capital Leases Total minimum lease payments	765,828
Amounts representing interest	(51,322)
Total principal payments	714,506
Less: current portion	(221,461)	(310,749)	(640,116)
Long term portion	$ 493,045	$ 355,609	$ 813,173